SHARE-BASED COMPENSATION - 2021 Plan (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2021 shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 shares	Jun. 30, 2021 shares	Jan. 01, 2021 shares
SHARE-BASED COMPENSATION
Number of share options canceled	312,051		312,051
2021 Share Incentive Plan
SHARE-BASED COMPENSATION
Number of shares authorized for issuance				16,365,047
2017 Replacement
SHARE-BASED COMPENSATION
Number of shares outstanding					14,710,802
Number of shares repurchased			136,269
Minimum service period required for not to exercise the right to repurchase of equity interest		5 years
Required service period and prior to qualified IPO for not to exercise the right to repurchase of equity interest		5 years
Fixed annual rate of return on termination of employment in the required service period		8.00%
Incremental fair value after replacement | $		$ 0
2017 Replacement | 2021 Reorganization
SHARE-BASED COMPENSATION
Number of shares replaced with options			14,574,533
Options to purchase shares of common stock on replacement			4,048,536
Replacement ratio for shares			3.6
2020 Replacement
SHARE-BASED COMPENSATION
Number of options outstanding					5,054,138
Number of shares forfeited			118,079
2020 Replacement | 2021 Reorganization
SHARE-BASED COMPENSATION
Number of shares replaced with options			4,936,059
Options to purchase shares of common stock on replacement			1,371,141
Replacement ratio for shares			3.6